SCHEDULE OF ASSET RETIREMENT OBLIGATIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Asset Retirement Obligation Disclosure [Abstract]
Balance, beginning of period	$ 1,463,931	$ 1,303,751	$ 1,303,751	$ 1,531,589
Accretion expense	31,013	18,346	119,518	155,612
Reclamation obligations settled
Disposition due to sale of property		(576,036)	(684,679)	(383,450)
Additions			13,428
Changes in estimates			711,913
Balance, end of period	$ 1,494,944	$ 746,061	$ 1,463,931	$ 1,303,751